Cobalt Inventory	6 Months Ended
Jun. 30, 2023
Cobalt Inventory [Abstract]
Cobalt Inventory
12.	Cobalt Inventory
The Company carries its cobalt inventory, which is recorded using weighted average costing, at the lower of cost or net realizable value. A summary of the inventory on hand at June 30, 2023 and December 31, 2022 is as follows:

(in thousands)	June 30 2023	December 31 2022

Cobalt Inventory, carried at:

Cost	$4,202	$-

Net realizable value	753	10,530

Total cobalt inventory	$4,955	$10,530
At June 30, 2023, the Company recorded an inventory write down reversal of $1.5 million (December 31, 2022 – inventory write down of $2 million).